                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

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                                    FORM N-PX

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               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-22025

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                          ING SEPARATE PORTFOLIOS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

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                          7337 E. DOUBLETREE RANCH ROAD
                              SCOTTSDALE, AZ 85258
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       (NAME AND ADDRESS OF AGENT FOR SERVICE)       WITH COPIES TO:

             THERESA K. KELETY, ESQ.             JEFFREY S. PURETZ, ESQ.
              ING INVESTMENTS, LLC                     DECHERT LLP
          7337 E. DOUBLETREE RANCH ROAD            1775 I STREET, N.W.
              SCOTTSDALE, AZ 85258                 WASHINGTON, DC 20006

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 992-0180

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Date of fiscal year end: March 31

Date of reporting period: July 1, 2008 - June 30, 2009

Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-22025
Reporting Period: 07/01/2008 - 06/30/2009
ING Separate Portfolios Trust


====================== ING SPORTS CORE FIXED INCOME FUND =======================


This fund had no proxy voting activity during the reporting period.



================== ING SPORTS INTERNATIONAL FIXED INCOME FUND ==================


This fund had no proxy voting activity during the reporting period.



========== END N-PX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING SEPARATE PORTFOLIOS TRUST


By: /s/ Shaun P. Mathews
    -------------------------------------
    Shaun P. Mathews
    President and Chief Executive Officer

Date: August 27, 2009